Audit and Other Services - Summary of Audit and Other Services (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Audit fees:
Fees payable to the Company's auditor and its associates for the audit of the Santander UK group's annual accounts	£ 10.5	£ 8.5	£ 7.7
Audit of the Santander UK group’s subsidiaries	1.8	1.9	1.6
Total audit fees	12.3	10.4	9.3
Non-audit fees:
Audit-related assurance services	1.7	1.7	2.2
Other assurance services	0.5	0.4	0.1
Other non-audit services	0.0	0.2	1.0
Total non-audit fees	£ 2.2	£ 2.3	£ 3.3